Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2023
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements of the Companies	The unaudited condensed consolidated financial statements of the Company include the following entities:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jin Med	January 14, 2020	Cayman Island	Parent	Investment holding

Zhongjin HK	February 25, 2020	Hong Kong	100%	Investment holding

Erhua Med	September 24, 2020	PRC	100%	WFOE, Investment holding

Changzhou Zhongjin	January 26, 2006	PRC	VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Taizhou Zhongjin	June 17, 2013	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Jing’ao	December 18, 2014	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Schedule of Condensed Consolidated Financial Statements	The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances:
	March 31, 2023	September 30, 2022
Current assets	$22,301,879	$18,903,147
Non-current assets	1,933,397	2,036,387
Total assets	$24,235,276	$20,939,534
Current liabilities	$7,475,978	$5,703,843
Non-current liabilities	-	-
Total liabilities	$7,475,978	$5,703,843

Schedule of Revenue
	For the Six Months Ended March 31,
	2023	2022
Net revenue	$10,253,163	$9,467,621
Net income	$1,766,347	$1,225,864

Schedule of Cash Flow Statement
	For the Six Months Ended March 31,
	2023	2022
Net cash provided by (used in) operating activities	$2,743,493	$(51,274)
Net cash used in investing activities	$(7,073,829)	$(40,816)
Net cash provided by (used in) financing activities	$1,312,667	$(6,468)